Consolidated Balance Sheets-parentheticals (Parentheticals) - $ / shares	Sep. 30, 2022	Sep. 30, 2021
Common Stock, Par Value (in dollars per share)	$ 0.001	$ 0.001
Common Stock, Shares Authorized (in shares)	12,000,000	12,000,000
Common stock, shares issued (in shares)	1,249,432	1,185,849
Common stock, shares issued (in shares)	1,249,432	1,185,849
Common Stock, Shares, Outstanding, Ending Balance (in shares)	1,249,682	1,183,599